UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	RULE 15GA-1 UNDER THE EXCHANGE ACT (17 CFR 240.15GA-1) FOR THE REPORTING PERIOD JANUARY 1, 2018 TO DECEMBER 31, 2018

Date of Report (Date of earliest event reported): February 7, 2019

California Republic Funding, LLC1

(Exact name of securitizer as specified in its charter)

025-01315	0001561326
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Nathan Duda

(925) 482-8000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

[1]

California Republic Funding, LLC, as securitizer, is also filing this Form ABS-15G in respect of all asset-backed securities sponsored by its affiliate, Mechanics Bank (as successor to California Republic Bank), and outstanding during the reporting period in the auto loan asset class.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), California Republic Funding, LLC has indicated by check mark that there is no activity to report for the annual period January 1, 2018 to December 31, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

California Republic Funding, LLC (Securitizer)

By:	/s/ Nathan Duda
Name:	Nathan Duda
Title:	Chief Financial Officer (senior officer in charge of securitization)

Date: February 7, 2019